Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 15, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Keyuan Petrochemicals, Inc.
Entity Central Index Key	0001326396
Amendment Flag	true
Amendment Description	We need to file this prospectus to conform the disclosure contained herein to our Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on April 13, 2012. This Registration Statement contains a combined prospectus pursuant to Rule 429 under the Securities Act that relates to, among other things, the exercise of warrants that have previously been registered with the Securities and Exchange Commission pursuant to the Company's Registration Statements on Form S-1 (File No's. 3333-167029 and 333-170324). Accordingly, upon effectiveness, this Registration Statement shall act as a post-effective amendment to such previously filed Registration Statements. The information in this Registration Statement updates the information contained in Registration Statement No's. 3333-167029 and 333-170324.
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		57,646,160